Intangible Assets, Net (Future Estimated Amortization Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Intangible Assets, Net [Abstract]
2013	$ 2,661
2014	1,237
2015	515
2016	409
2017 and thereafter	306
Total	$ 5,128